SHARE CAPITAL AND RESERVES (Details Narrative)						1 Months Ended											12 Months Ended
	Jan. 15, 2025 CAD ($) $ / shares shares	Jul. 08, 2024 CAD ($) $ / shares shares	Feb. 07, 2024 CAD ($) $ / shares shares	Dec. 05, 2023 CAD ($) $ / shares shares	Sep. 08, 2023 CAD ($) $ / shares shares	Jul. 22, 2025 CAD ($) $ / shares shares	Apr. 24, 2025 CAD ($) $ / shares shares	Mar. 18, 2025 CAD ($)	May 30, 2024 $ / shares	Mar. 22, 2024 CAD ($) shares	Mar. 20, 2024 CAD ($) shares	Dec. 18, 2023 CAD ($) $ / shares shares	Nov. 27, 2023 CAD ($) $ / shares shares	Oct. 30, 2023 CAD ($) $ / shares shares	Sep. 28, 2023 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) $ / shares shares	Jul. 31, 2025 CAD ($)	Jul. 31, 2024 CAD ($) $ / shares	Jul. 31, 2023 CAD ($)	Mar. 18, 2025 $ / shares shares	Mar. 12, 2025 CAD ($) shares
Statement [Line Items]
Common stock shares issued, value																					$ 18,000
Common stock shares issued | shares					500,000	750,000									500,000					17,000,000	30,000
Number of shares claim | shares																					30,000
Number of shares claim, value																					$ 18,000
Shares issued on exercise of warrants | shares		750,000	705,555	416,667						15,000	750,000	277,778	250,000	1,538,889
Shares to be issued																		$ 8,700
Number of Options granted | shares	500,000	750,000	705,555	416,667	500,000		500,000					277,778	250,000		500,000	3,204,300
Gross proceeds						$ 150,000		$ 714,000						$ 15,389			$ 150,000
Share issued price | (per share)						$ 0.20														$ 0.42
Estimated flow-through eligible expenditures description									the Company issued 3,300,000 flow-through shares (“FT Shares”) at $0.35 per FT Share for gross proceeds of flow-through funds of $1,155,000, and 6,000,000 non-flow-through shares (“Non-FT Shares”) at $0.35 per Non-FT Share for gross proceeds of $2,100,000. A key new investor, the Sutton Group Inc., subscribed for 6,000,000 of Non-FT Shares and became an insider of the Company, and 3,300,000 FT Shares were issued to Robert Dickinson, a director of the Company
Proceeds from exercise of warrants		$ 150,000	$ 127,000	$ 75,000	$ 100,000					$ 4,350	$ 210,000	$ 50,000	$ 50,000	$ 277,000	$ 100,000
Fair value of Options			$ 7,055	$ 4,167								$ 2,778
Warrant exercise price | $ / shares		$ 0.20	$ 0.18	$ 0.18	$ 0.20							$ 0.18	$ 0.20	$ 0.18	$ 0.20			$ 0.18
Share issuance costs																		$ 17,174
Weighted average remaining life of the outstanding options	5 years						3 years									5 years	3 years 3 months 21 days
Weighted average remaining life of the outstanding warrants																	8 months 12 days
Weighted average exercise price exercised | $ / shares	$ 0.435						$ 0.77									$ 0.20		$ 0.20
Expected life	5 years						3 years									5 years
Volatility	130.00%						92.00%									478.00%
Dividend yield	0.00%						0.00%									0.00%
Risk-free rate	3.14%						2.61%									3.43%
Fair value of the stock options granted to equity-settled share-based compensation	$ 177,242						$ 239,500												$ 640,860
Options fully vested as granted and valued	$ 190,500						$ 239,500									$ 640,860
Stock options vested | shares							500,000
Stock options vested description	125,000 stock options will be fully vested on July 15, 2025. 125,000 stock options will be fully vested on October 15, 2025
Private Placement [Member]
Statement [Line Items]
Common stock shares issued | shares																				8,300,000
Gross proceeds								$ 3,486,000
Share issued price | $ / shares																				$ 0.42
Flow-through shares premium liability
Statement [Line Items]
Share premium liability description		The closing quote of the shares at $0.46 on July 8, 2024 resulted in no residual value to allocate to either warrants or flow-through share premium liability															The Company also did not recognize any flow-through share premium liability for the 750,000 shares issued upon the exercise of the flow-through warrants on July 22, 2025, as the exercise price of each flow-through warrants of $0.20 was less than the closing market value of $0.64 on July 22, 2025	The Company did not recognize any flow-through share premium liability for the flow through share issuance on October 30, 2023, as the $0.18 unit price has allocated $0.17 to the common shares and $0.01 residual value of the total unit price
Gross proceeds																	$ 864,000	$ 2,084,000
Estimated flow-through eligible expenditures description																		The Company recognized a flow-through share premium liability of $62,778 to account for the excess of the subscription or exercise price at $0.20 over the fair value of the shares issued on September 8 (closing quote at $0.19 per share), September 28, 2023 (closing quote at $0.17 per share), on November 27 (closing quote at $0.14 per share), and for the excess of the subscription or exercise price at $0.18 over the fair value of the shares issued on December 5 (closing quote at $0.14 per share) and December 18, 2023 (closing quote at $0.14 per share)
Warrant exercise price | $ / shares		$ 0.20	$ 0.18						$ 0.35